Basis of Presentation and General Information - 20F (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
Seanergy's subsidiaries included in these consolidated financial statements as of September 30, 2016, are as follows:

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Seanergy Shipmanagement Corp.(1) (3)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Glorius Shipping Co.(1)	Marshall Islands	September 16, 2014	Gloriuship	November 3, 2015	N/A	HSH Nordbank AG
Sea Genius Shipping Co.(1)	Marshall Islands	September 16, 2014	Geniuship	October 13, 2015	N/A	HSH Nordbank AG
Leader Shipping Co.(1)	Marshall Islands	January 15, 2015	Leadership	March 19, 2015	N/A	Alpha Bank A.E.
Premier Marine Co.(1)	Marshall Islands	July 9, 2015	Premiership	September 11, 2015	N/A	UniCredit Bank AG
Gladiator Shipping Co.(1)	Marshall Islands	July 9, 2015	Gladiatorship	September 29, 2015	N/A	UniCredit Bank AG
Guardian Shipping Co.(1)	Marshall Islands	July 9, 2015	Guardianship	October 21, 2015	N/A	UniCredit Bank AG
Champion Ocean Navigation Co.(1)	Liberia	August 6, 2015	Championship	December 7, 2015	N/A	Natixis
Squire Ocean Navigation Co.(1)	Liberia	August 6, 2015	Squireship	November 10, 2015	N/A	Alpha Bank A.E.
Emperor Holding Ltd.(1)	Marshall Islands	October 3, 2016	N/A	N/A	N/A	N/A
Knight Ocean Navigation Co.(1)	Liberia	October 3, 2016	N/A	N/A	N/A	N/A
Lord Ocean Navigation Co.(1)	Liberia	October 3, 2016	N/A	N/A	N/A	N/A
Pembroke Chartering Services Limited (4)	Malta	December 2, 2015	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	March 6, 2014	Piraeus Bank
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	March 11, 2014	Piraeus Bank
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	March 7, 2014	Piraeus Bank
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	March 10, 2014	Piraeus Bank
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (5)	British Virgin Islands	October 9, 2007	N/A	N/A	N/A	N/A

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)
(3) Management company
(4) Chartering services company
(5) Dormant company

Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2015 are as follows:
Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Seanergy Shipmanagement Corp.(1) (3)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Glorius Shipping Co.(1)	Marshall Islands	September 16, 2014	Gloriuship	November 3, 2015	N/A	HSH Nordbank AG
Sea Genius Shipping Co.(1)	Marshall Islands	September 16, 2014	Geniuship	October 13, 2015	N/A	HSH Nordbank AG
Leader Shipping Co.(1)	Marshall Islands	January 15, 2015	Leadership	March 19, 2015	N/A	Alpha Bank A.E.
Premier Marine Co.(1)	Marshall Islands	July 9, 2015	Premiership	September 11, 2015	N/A	UniCredit Bank AG
Gladiator Shipping Co.(1)	Marshall Islands	July 9, 2015	Gladiatorship	September 29, 2015	N/A	UniCredit Bank AG
Guardian Shipping Co.(1)	Marshall Islands	July 9, 2015	Guardianship	October 21, 2015	N/A	UniCredit Bank AG
Champion Ocean Navigation Co.(1)	Liberia	August 6, 2015	Championship	December 7, 2015	N/A	Natixis
Squire Ocean Navigation Co.(1)	Liberia	August 6, 2015	Squireship	November 10, 2015	N/A	Alpha Bank A.E.
Pembroke Chartering Services Limited (4)	Malta	December 2, 2015	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	March 6, 2014	Piraeus Bank
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	March 11, 2014	Piraeus Bank
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	March 7, 2014	Piraeus Bank
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	March 10, 2014	Piraeus Bank
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (5)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A	N/A

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by MCS
(3) Management company
(4) Chartering services company
(5) Dormant company